Schedule of share based compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 30,443		$ 414,051	$ 9,119,764